Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Miscellaneous current assets [abstract]
Air	$ 372,360	$ 202,837
Operating, product and administration costs	75,677	59,198
Commissions	65,525	49,371
Credit card fees	47,417	39,985
Debt transaction costs	18,473	14,419
Advertising	13,399	10,623
Cash deposits	10,457	10,456
Other	2,855	9,487
Total	$ 606,163	$ 396,376